Cash flow changes from financing activities (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Statement Line Items [Line Items]
Non-cash changes in financing activities beginging	$ 211,213	$ 184,810
Cash flows	1,585	20,251
Conversion/Other	18,222	1,594
Foreign exchange	(330)	535
Fair Value/Amortization	1,902	(671)
Non-cash changes in financing activities ending	232,592	206,519
Share capital [Member]
Statement Line Items [Line Items]
Non-cash changes in financing activities beginging	75,045	71,389
Cash flows	770	311
Conversion/Other	18,685	3,345
Foreign exchange
Fair Value/Amortization
Non-cash changes in financing activities ending	94,500	75,045
Debentures [Member]
Statement Line Items [Line Items]
Non-cash changes in financing activities beginging	42,156	40,240
Cash flows	2,213	1,381
Conversion/Other
Foreign exchange	(330)	535
Fair Value/Amortization
Non-cash changes in financing activities ending	44,039	42,156
Convertible debentures [Member]
Statement Line Items [Line Items]
Non-cash changes in financing activities beginging	11,889	12,988
Cash flows
Conversion/Other	(276)	(1,751)
Foreign exchange
Fair Value/Amortization	760	652
Non-cash changes in financing activities ending	12,373	11,889
Lease liability [Member]
Statement Line Items [Line Items]
Non-cash changes in financing activities beginging	4,694
Cash flows	(833)
Conversion/Other	1,347
Foreign exchange
Fair Value/Amortization
Non-cash changes in financing activities ending	5,208
Derivative financial liability [Member]
Statement Line Items [Line Items]
Non-cash changes in financing activities beginging	964	2,697
Cash flows
Conversion/Other	(1,534)
Foreign exchange
Fair Value/Amortization	570	(1,733)
Non-cash changes in financing activities ending		964
Credit facility [Member]
Statement Line Items [Line Items]
Non-cash changes in financing activities beginging	76,465	57,496
Cash flows	(565)	18,559
Conversion/Other
Foreign exchange
Fair Value/Amortization	572	410
Non-cash changes in financing activities ending	$ 76,472	$ 76,465